Employee Benefit and Pension Plan - Additional Information (Detail) - Predecessor - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employee Benefit And Retirement Plans [Line Items]
Contribution amount	$ 1.3	$ 1.3
Employer Contribution	2.00%
Employer Contribution, description	Employer contributions are determined as 2% of pensionable income or 6% of pensionable income above the German's Social Security Ceiling
Pension Liability	$ 0.2	$ 1.1
Germans Social Ceiling [Member]
Employee Benefit And Retirement Plans [Line Items]
Employer Contribution	6.00%